CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income	$ 6,930	$ 7,726	$ 6,537
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	18,214	26,382	15,750
Depreciation and amortization	2,309	1,912	1,579
Amortization of premiums, net	502	355	529
Amortization of core deposit intangible	416	372	246
Provision for deferred income taxes (benefit)	(1,918)	(1,017)	(2,259)
Accretion of fair value purchase accounting adjustments	(7,461)	(6,296)
Stock-based compensation	373	247	52
Deferred compensation	1,187	1,464	844
Earnings on bank-owned life insurance	(1,688)	(986)	(931)
Gain on acquisition	(7,800)	(19,261)
Gain on sale of investment securities, net	(1,202)	(535)	(3,610)
Losses on other real estate owned	9,655	5,384	109
Gain on sale of loans (mortgage fees)	(2,230)	(1,583)	(1,108)
Origination of loans held for sale	(91,255)	(103,461)	(81,949)
Proceeds from sales of loans held for sale	91,942	101,059	80,851
(Increase) decrease in accrued interest receivable	755	532	(786)
Decrease in FDIC indemnification asset	21,541	27,408
Increase in other assets	(1,584)	(7,079)	(13,858)
Increase (decrease) in accrued expenses and other liabilities	(4,197)	426	208
Other operating activities, net	5,181	2,100	1,064
Net cash provided by operating activities	39,671	35,149	3,268
Investing Activities
Purchases of investment securities available for sale	(80,815)	(67,125)	(68,603)
Purchases of investment securities held to maturity	(5,323)
Proceeds from sales of investment securities available for sale	50,717	77,148	89,808
Proceeds from maturities of investment securities available for sale	32,510	53,204	48,120
Redemption of Federal Home Loan Bank stock	463	675	7,284
Investment in bank-owned life insurance		(18,028)	(33)
Net increase in loans	(157,659)	(122,027)	(95,713)
Purchases of premises and equipment	(10,550)	(4,682)	(3,531)
Proceeds from disposal of premises and equipment	19	14	27
Investment in other real estate owned	(1,035)	(1,295)	(1,829)
Proceeds from sales of other real estate owned	30,433	11,433	4,656
Purchase of interest rate derivative			(24,003)
Net cash received from acquisitions	38,648	61,112
Net cash used by investing activities	(102,592)	(9,571)	(43,817)
Financing Activities
Net increase (decrease) in deposits	86,139	(20,395)	203,865
Net increase (decrease) in short-term borrowings	6,004	(28,615)	(148,860)
Decrease in long-term debt		(24,602)
Proceeds from issuance of preferred stock		17,161
Proceeds from issuance of common stock		16,122
Proceeds from exercise of stock options	52	6	32
Tax benefit from exercise of stock options		1	3
Purchase and retirement common stock			(144)
Common stock issued pursuant to dividend reinvestment plan	205	39
Cash dividends paid, net of accretion	(3,737)	(3,381)	(2,944)
Net cash provided (used) by financing activities	88,663	(43,664)	51,952
Net increase (decrease) in cash and cash equivalents	25,742	(18,086)	11,403
Cash and cash equivalents, beginning of year	30,087	48,173	36,770
Cash and cash equivalents, end of year	55,829	30,087	48,173
Supplemental Statement of Cash Flows Disclosure
Interest paid	33,095	34,595	33,475
Income taxes paid	1,101	2,152	2,710
Summary of Noncash Investing and Financing Activities
Increase (decrease) in fair value of investment securities available for sale, net of tax	7,966	(2,796)	6,061
Decrease in fair value of cash flow hedge, net of tax	(158)	(9,107)	(4,356)
Transfer of loans to foreclosed real estate	41,028	34,213	12,348
Transfer of investment securities available for sale to investment securities held to maturity	85,780
FDIC indemnification asset increase for losses, net	8,721	8,000
Decrease in accrual of dividends payable			(285)
Acquisitions:
Fair value of assets acquired	212,013	581,940
Fair value of liabilities assumed	207,219	570,087
Net assets acquired	$ 4,794	$ 11,853